Investment Strategy	Jun. 23, 2025
Invesco EQV Emerging Markets All Cap Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

Effective June 23, 2025:

1.	The following information is removed from the “Principal Investment Strategies of the Fund” and “Objective(s) and Strategies” sections of the Summary and Statutory Prospectuses:

The Fund invests primarily in securities of issuers that are considered by the Fund's portfolio managers to have potential for earnings or revenue growth.

2.	The following information replaces the last three paragraphs under the heading “Principal Investment Strategies of the Fund” in the Summary and Statutory Prospectuses and the twelfth through fourteenth paragraphs under the heading “Objective(s) and Strategies” in the Statutory Prospectus:

In selecting investments for the Fund, the portfolio managers evaluate investment opportunities on a company-by-company basis. This approach includes fundamental analysis of a company’s financial statements, management record, capital structure, operations, product development, and competitive position in its industry. The portfolio managers seek to take advantage of inefficiencies in the market and to buy shares of companies that they believe are trading below their intrinsic value. The portfolio managers seek to hold a diverse mix of industries and countries to help reduce the risks of foreign investing, such as currency fluctuations and stock market volatility. The portfolio managers may invest in companies of different capitalization ranges in any developing market country. The portfolio managers monitor individual issuers for changes in the factors above, which may trigger a decision to sell a security.

Effective on or about August 22, 2025:

1.	The Fund is renamed “Invesco Emerging Markets ex-China Fund.”

2.	The following information regarding the Fund’s new 80% investment policy replaces in its entirety similar information appearing in the strategies sections of the Fund’s Summary and Statutory Prospectuses:

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles, excluding China, and in derivatives and other instruments that have economic characteristics similar to such securities.

3.	The following information regarding the Fund’s investments in China is removed from the strategies sections of the Fund’s Summary and Statutory Prospectuses:

The Fund’s common stock investments also include China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).